13F-HR

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 12/31/2007
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis			Durham, NC				01/14/2007
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 52
                                        ----------------------

Form 13F Information Table Value Total: 335,254
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     9680   114800 SH       Sole                   112250              2550
                                                              6668    79075 SH       Defined                 79075
AFLAC Inc.                     COM              001055102     7861   125517 SH       Sole                   123217              2300
                                                              4733    75575 SH       Defined                 75575
Ambac Financial Group, Inc.    COM              023139108     4445   172500 SH       Sole                   169950              2550
                                                              2355    91400 SH       Defined                 91400
American Express Co.           COM              025816109     9975   191758 SH       Sole                   187783              3975
                                                              7181   138050 SH       Defined                138050
Aon Corp.                      COM              037389103     5177   108550 SH       Sole                   106450              2100
                                                              2692    56450 SH       Defined                 56450
Apollo Group Inc. - CL A       COM              037604105      491     7000 SH       Sole                     7000
Berkshire Hathaway - CL A      COM              084670108    48427      342 SH       Sole                      342
                                                             11753       83 SH       Defined                    83
Berkshire Hathaway - CL B      COM              084670207    13024     2750 SH       Sole                     2673                77
Cadbury Schweppes plc-Spons AD COM              127209302    10722   217178 SH       Sole                   212878              4300
                                                              7149   144800 SH       Defined                144800
Capital One Financial Corp.    COM              14040H105     4584    97000 SH       Sole                    95550              1450
                                                              2436    51550 SH       Defined                 51550
Coach Inc.                     COM              189754104     5869   191925 SH       Sole                   187800              4125
                                                              3954   129300 SH       Defined                129300
DuPont                         COM              263534109    10372   235253 SH       Sole                   230253              5000
                                                              5696   129200 SH       Defined                129200
E. W. Scripps Co.              COM              811054204     8152   181113 SH       Sole                   177058              4055
                                                              5829   129495 SH       Defined                129495
Fidelity National Information  COM              31620M106     9009   216625 SH       Sole                   212000              4625
                                                              5661   136124 SH       Defined                136124
Harley-Davidson Inc.           COM              412822108     3945    84450 SH       Sole                    82575              1875
                                                              2992    64050 SH       Defined                 64050
Johnson & Johnson              COM              478160104     7881   118153 SH       Sole                   115678              2475
                                                              4882    73200 SH       Defined                 73200
Medtronic Inc.                 COM              585055106     9578   190529 SH       Sole                   186404              4125
                                                              6080   120950 SH       Defined                120950
Microsoft Corp.                COM              594918104     7215   202675 SH       Sole                   197825              4850
                                                              6327   177725 SH       Defined                177725
Moody's Corp.                  COM              615369105     3565    99850 SH       Sole                    98050              1800
                                                              2669    74750 SH       Defined                 74750
Oracle Corp.                   COM              68389X105     8094   358475 SH       Sole                   350550              7925
                                                              5692   252075 SH       Defined                252075
Praxair, Inc.                  COM              74005P104      670     7550 SH       Sole                     7550
Tiffany & Co.                  COM              886547108     3916    85075 SH       Sole                    83400              1675
                                                              2498    54275 SH       Defined                 54275
United Parcel Service, Inc. -  COM              911312106     3361    47525 SH       Sole                    46425              1100
                                                              2663    37650 SH       Defined                 37650
United Technologies Corp.      COM              913017109     7878   102922 SH       Sole                   100647              2275
                                                              7262    94875 SH       Defined                 94875
Viacom Inc. - CL B             COM              92553P201     6761   153943 SH       Sole                   150893              3050
                                                              1484    33787 SH       Defined                 33787
Willis Group Holdings Ltd.     COM              G96655108     3414    89900 SH       Sole                    87950              1950
                                                              2519    66350 SH       Defined                 66350
eBay Inc.                      COM              278642103     4624   139325 SH       Sole                   136350              2975
                                                              5032   151625 SH       Defined                151625
MDT 1/09 Call Strk $30         call             5GP998008      355      170 SH       Sole                      170